Note 22 - Other Liabilities (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Overfunded Plan	$ 14,600	$ 9,000
Estimate of contributions expected to be paid to plan for next annual reporting period	0
Funded
Disclosure of defined benefit plans [line items]
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	25,600
Post-employment benefits | Unfunded
Disclosure of defined benefit plans [line items]
Actuarial losses (gains) arising from changes in demographic assumptions, net defined benefit liability (asset)	100	(700)
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	$ 4,100	(2,500)
Post-employment benefits | Unfunded | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 5,200
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 5,900
Post-employment benefits | Unfunded | Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 3,200
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	2,900
Post-employment benefits | Funded
Disclosure of defined benefit plans [line items]
Actuarial losses (gains) arising from changes in demographic assumptions, net defined benefit liability (asset)	$ 4,800	400
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)		$ 6,600
Post-employment benefits | Funded | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (10,300)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 11,900
Post-employment benefits | Funded | Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 700
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (700)